Calvert
Global Small-Cap Equity Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 2.9%
BlueScope Steel Ltd.	3,795	$ 51,516
CAR Group Ltd.	10,935	256,012
Data#3 Ltd.	34,261	190,706
IGO Ltd.	10,504	39,319
Steadfast Group Ltd.	41,358	169,739
		$ 707,292
Belgium — 1.1%
Azelis Group NV	6,733	$ 120,553
KBC Ancora	3,088	143,599
		$264,152
Canada — 2.8%
Agnico Eagle Mines Ltd.	1,064	$69,593
Allied Properties Real Estate Investment Trust	10,199	114,138
ATS Corp.(1)	5,168	167,236
Descartes Systems Group, Inc.(1)	2,233	216,355
Killam Apartment Real Estate Investment Trust	9,574	119,251
		$686,573
France — 0.8%
IPSOS SA	2,960	$186,465
		$186,465
Germany — 1.4%
Jenoptik AG	5,022	$145,077
Sartorius AG, PFC Shares	479	112,127
Schott Pharma AG & Co. KGaA	2,852	93,630
		$350,834
Italy — 3.4%
Amplifon SpA	6,479	$230,393
BFF Bank SpA(2)	17,287	164,058
Moncler SpA	2,824	173,235
Reply SpA	1,780	262,459
		$830,145
Japan — 10.9%
Allegro MicroSystems, Inc.(1)	4,993	$141,002
As One Corp.	8,174	146,106
Asahi Intecc Co. Ltd.	6,419	90,116
BayCurrent Consulting, Inc.	10,538	213,337
Chiba Bank Ltd.	16,754	150,171
Cosmos Pharmaceutical Corp.	2,242	180,774
Fukuoka Financial Group, Inc.	5,922	159,474
Goldwin, Inc.	2,721	149,022
Hoshizaki Corp.	3,970	126,277
JMDC, Inc.(3)	4,997	103,577
LaSalle Logiport REIT	141	129,611
NOF Corp.	13,134	180,134
Security	Shares	Value
Japan (continued)
Riken Keiki Co. Ltd.	10,334	$ 271,637
Sanwa Holdings Corp.	12,649	232,122
SUMCO Corp.(3)	9,611	139,031
Toyo Suisan Kaisha Ltd.	2,218	132,109
USS Co. Ltd.	16,522	139,128
		$ 2,683,628
Luxembourg — 0.0%(4)
APERAM SA	475	$ 12,280
		$12,280
Netherlands — 1.6%
BE Semiconductor Industries NV	762	$127,293
Euronext NV(2)	1,323	122,603
IMCD NV	1,067	147,083
		$396,979
New Zealand — 0.7%
Spark New Zealand Ltd.	70,010	$177,485
		$177,485
Singapore — 0.4%
Daiwa House Logistics Trust	205,782	$86,629
		$86,629
Spain — 1.2%
Acciona SA(3)	1,793	$212,194
Inmobiliaria Colonial Socimi SA	13,072	76,182
		$288,376
Sweden — 2.2%
AddTech AB, Class B	9,010	$224,688
Boliden AB	785	25,246
Sdiptech AB, Class B(1)	9,762	298,320
		$548,254
Switzerland — 0.5%
Straumann Holding AG	958	$118,254
		$118,254
United Kingdom — 10.7%
Cranswick PLC	3,017	$169,863
Diploma PLC	6,460	337,676
DiscoverIE Group PLC	26,576	224,862
Games Workshop Group PLC	1,936	260,757
Greggs PLC	4,256	148,731
Hilton Food Group PLC	11,061	125,211
JTC PLC(2)	20,513	248,463
Rentokil Initial PLC ADR(3)	11,526	341,746
Shaftesbury Capital PLC	52,777	92,301
Vistry Group PLC(1)	9,181	136,902
Volution Group PLC	26,251	149,351

Calvert
Global Small-Cap Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Wise PLC, Class A(1)	22,225	$ 190,616
Zegona Communications PLC(1)	59,470	197,633
		$ 2,624,112
United States — 58.8%
AAON, Inc.	2,631	$ 229,528
Addus HomeCare Corp.(1)	1,856	215,500
Albany International Corp., Class A	3,022	255,208
Alliant Energy Corp.	5,684	289,316
Altair Engineering, Inc., Class A(1)	1,050	102,984
American Financial Group, Inc.	1,581	194,495
AptarGroup, Inc.	3,486	490,864
Aramark	10,842	368,845
Atmus Filtration Technologies, Inc.(1)	5,019	144,447
Axcelis Technologies, Inc.(1)	1,162	165,225
AZEK Co., Inc.(1)	5,835	245,829
Badger Meter, Inc.	778	144,980
Balchem Corp.	760	117,002
Burlington Stores, Inc.(1)	650	156,000
Casey's General Stores, Inc.	268	102,258
CBIZ, Inc.(1)	5,485	406,439
CCC Intelligent Solutions Holdings, Inc.(1)	8,899	98,868
Chemed Corp.	718	389,572
Choice Hotels International, Inc.	1,334	158,746
Clearwater Analytics Holdings, Inc., Class A(1)	6,758	125,158
CMS Energy Corp.	3,896	231,929
Commerce Bancshares, Inc.	6,813	380,029
Cooper Cos., Inc.	3,825	333,923
Core & Main, Inc., Class A(1)	7,243	354,472
CubeSmart	4,020	181,583
Dayforce, Inc.(1)(3)	2,005	99,448
Diodes, Inc.(1)	2,097	150,837
Domino's Pizza, Inc.	407	210,146
Dorman Products, Inc.(1)	4,211	385,222
EastGroup Properties, Inc.	2,026	344,623
Envestnet, Inc.(1)	3,010	188,396
Equity LifeStyle Properties, Inc.	5,116	333,205
Euronet Worldwide, Inc.(1)	934	96,669
Fair Isaac Corp.(1)	142	211,390
First American Financial Corp.	2,287	123,384
First Financial Bankshares, Inc.	7,879	232,667
Five Below, Inc.(1)	753	82,054
Franklin Electric Co., Inc.	1,496	144,095
Graco, Inc.	3,014	238,950
Herc Holdings, Inc.	612	81,573
Hexcel Corp.	2,262	141,262
Janus International Group, Inc.(1)	13,251	167,360
Kinsale Capital Group, Inc.	329	126,757
Lamb Weston Holdings, Inc.	1,954	164,292
Lancaster Colony Corp.	448	84,659
Landstar System, Inc.	1,314	242,407
Security	Shares	Value
United States (continued)
LPL Financial Holdings, Inc.	839	$ 234,333
Middleby Corp.(1)	1,687	206,843
Neogen Corp.(1)	6,188	96,718
Neurocrine Biosciences, Inc.(1)	1,287	177,181
Nordson Corp.	695	161,198
NVR, Inc.(1)	20	151,771
Performance Food Group Co.(1)	4,542	300,272
Progress Software Corp.	1,931	104,776
Quaker Chemical Corp.	1,372	232,828
Rexford Industrial Realty, Inc.	5,034	224,466
Ryan Specialty Holdings, Inc.	2,518	145,817
Selective Insurance Group, Inc.	2,989	280,458
SouthState Corp.	3,491	266,782
SPS Commerce, Inc.(1)	712	133,970
Teleflex, Inc.	672	141,342
Teradyne, Inc.	765	113,442
Texas Roadhouse, Inc.	658	112,985
Tradeweb Markets, Inc., Class A	3,893	412,658
Tyler Technologies, Inc.(1)	339	170,442
Visteon Corp.(1)	695	74,157
W.R. Berkley Corp.	2,562	201,322
White Mountains Insurance Group Ltd.	167	303,514
Woodward, Inc.	1,124	196,003
Wyndham Hotels & Resorts, Inc.	3,822	282,828
		$14,458,702
Total Common Stocks (identified cost $19,774,880)		$24,420,160

Rights — 0.0%

Security	Shares	Value
Italy — 0.0%
Amplifon SpA Exp. 7/9/24(1)	6,479	$ 0
Total Rights (identified cost $0)		$ 0

Short-Term Investments — 0.9%
Affiliated Fund — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	220,910	$ 220,910
Total Affiliated Fund (identified cost $220,910)		$ 220,910

Calvert
Global Small-Cap Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.0%(4)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(6)	3,075	$ 3,075
Total Securities Lending Collateral (identified cost $3,075)		$ 3,075
Total Short-Term Investments (identified cost $223,985)		$ 223,985

Total Investments — 100.3% (identified cost $19,998,865)	$24,644,145
Other Assets, Less Liabilities — (0.3)%	$ (64,660)
Net Assets — 100.0%	$24,579,485

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $535,124 or 2.2% of the Fund's net assets.
(3)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $527,735 and the total market value of the collateral received by the Fund was $584,314, comprised of cash of $3,075 and U.S. government and/or agencies securities of $581,239.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	24.0%
Financials	17.7
Information Technology	13.0
Consumer Discretionary	12.2
Health Care	9.2
Real Estate	6.9
Consumer Staples	5.1
Materials	5.0
Communication Services	3.3
Utilities	3.0
Total	99.4%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $220,910, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$119,406	$6,732,301	$(6,630,797)	$ —	$ —	$220,910	$8,713	220,910

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Small-Cap Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$707,292	$ —	$707,292
Belgium	—	264,152	—	264,152
Canada	686,573	—	—	686,573
France	—	186,465	—	186,465
Germany	—	350,834	—	350,834
Italy	—	830,145	—	830,145
Japan	141,002	2,542,626	—	2,683,628
Luxembourg	—	12,280	—	12,280
Netherlands	—	396,979	—	396,979
New Zealand	—	177,485	—	177,485
Singapore	—	86,629	—	86,629
Spain	—	288,376	—	288,376
Sweden	—	548,254	—	548,254
Switzerland	—	118,254	—	118,254
United Kingdom	341,746	2,282,366	—	2,624,112
United States	14,458,702	—	—	14,458,702
Total Common Stocks	$15,628,023	$8,792,137(1)	$ —	$24,420,160
Rights	$ —	$0	$ —	$0
Short-Term Investments:
Affiliated Fund	220,910	—	—	220,910
Securities Lending Collateral	3,075	—	—	3,075
Total Investments	$15,852,008	$8,792,137	$ —	$24,644,145

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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